CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Income And Comprehensive Income [Abstract]
Revenue from Related Parties	¥ 34,619	¥ 6,209	¥ 1,761